Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Days outstanding loans and leases receivable are generally considered past due		90 days
Non-covered loans
Non-covered PCI loans
Unpaid Contractual Principal balance	$ 261,877,000	$ 182,894,000
Recorded Investment with No Allowance	166,780,000	60,786,000
Recorded Investment with Allowance		39,606,000
Total Recorded Investment	166,780,000	100,392,000
Related Allowance		3,137,000
Average investment in PCI loans
Average investment in PCI loans		133,588,000
Non-accrual loans		19,878,000
Interest income recorded on accruing impaired loans	900,000	17,700,000
Non-covered loans | Secured
Non-covered PCI loans
Unpaid Contractual Principal balance	102,642,000	60,309,000
Recorded Investment with No Allowance	67,967,000	19,280,000
Recorded Investment with Allowance		16,092,000
Total Recorded Investment	67,967,000	35,372,000
Related Allowance		2,705,000
Average investment in PCI loans
Average investment in PCI loans		51,670,000
Non-accrual loans		15,430,000
Non-covered loans | Unsecured
Non-covered PCI loans
Unpaid Contractual Principal balance	17,133,000	11,772,000
Recorded Investment with No Allowance	3,419,000	240,000
Recorded Investment with Allowance		1,204,000
Total Recorded Investment	3,419,000	1,444,000
Related Allowance		15,000
Average investment in PCI loans
Average investment in PCI loans		2,432,000
Non-accrual loans		1,300,000
Non-covered loans | Secured by commercial properties
Non-covered PCI loans
Unpaid Contractual Principal balance	70,284,000	49,306,000
Recorded Investment with No Allowance	55,519,000	20,185,000
Recorded Investment with Allowance		16,070,000
Total Recorded Investment	55,519,000	36,255,000
Related Allowance		339,000
Average investment in PCI loans
Average investment in PCI loans		45,887,000
Non-accrual loans		2,638,000
Non-covered loans | Secured by residential properties
Non-covered PCI loans
Unpaid Contractual Principal balance	10,164,000	5,013,000
Recorded Investment with No Allowance	6,728,000	1,347,000
Recorded Investment with Allowance		1,648,000
Total Recorded Investment	6,728,000	2,995,000
Related Allowance		39,000
Average investment in PCI loans
Average investment in PCI loans		4,862,000
Non-accrual loans		398,000
Non-accrual loans held for sale	1,800,000	3,500,000
Non-covered loans | Residential construction loan
Non-covered PCI loans
Unpaid Contractual Principal balance	1,137,000	33,000
Recorded Investment with No Allowance	708,000
Total Recorded Investment	708,000
Average investment in PCI loans
Average investment in PCI loans		354,000
Non-covered loans | Commercial construction loans and land development
Non-covered PCI loans
Unpaid Contractual Principal balance	60,425,000	48,515,000
Recorded Investment with No Allowance	32,362,000	15,225,000
Recorded Investment with Allowance		4,592,000
Total Recorded Investment	32,362,000	19,817,000
Related Allowance		39,000
Average investment in PCI loans
Average investment in PCI loans		26,090,000
Non-accrual loans		112,000
Non-covered loans | Consumer
Non-covered PCI loans
Unpaid Contractual Principal balance	92,000	7,946,000
Recorded Investment with No Allowance	77,000	4,509,000
Total Recorded Investment	77,000	4,509,000
Average investment in PCI loans
Average investment in PCI loans		2,293,000
Non-covered loans | PCI
Average investment in PCI loans
Non-accrual loans		15,800,000
Non-covered loans | Other than PCI
Non-covered PCI loans
Total Recorded Investment	$ 0	$ 4,100,000